Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.3%
47,041	iShares Russell 2000 ETF	$ 10,393,238	7.0
116,956	Vanguard Value ETF	15,375,036	10.3

	Total Exchange-Traded Funds
	(Cost $19,711,847)	25,768,274	17.3

MUTUAL FUNDS: 82.5%
	Affiliated Investment Companies: 82.5%
1,097,453	Voya High Yield Bond Fund - Class R6	8,779,628	5.9
1,415,342	Voya Intermediate Bond Fund - Class R6	14,507,253	9.8
130,761	Voya Large-Cap Growth Fund - Class R6	7,309,533	4.9
308,486	Voya MidCap Opportunities Portfolio - Class R6	5,728,581	3.8
492,063	Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,361,260	4.9
955,330	Voya Multi-Manager International Equity Fund - Class I	13,021,142	8.8
560,565	Voya Multi-Manager International Factors Fund - Class I	5,913,964	4.0
561,803	Voya Multi-Manager Mid Cap Value Fund - Class I	6,157,361	4.1
2,683,566	Voya U.S. Stock Index Portfolio - Class I	53,912,847	36.3

	Total Mutual Funds
	(Cost $96,389,150)	122,691,569	82.5

	Total Investments in Securities (Cost $116,100,997)	$ 148,459,843	99.8
	Assets in Excess of Other Liabilities	256,780	0.2
	Net Assets	$ 148,716,623	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$25,768,274	$–	$–	$25,768,274
Mutual Funds	122,691,569	–	–	122,691,569
Total Investments, at fair value	$148,459,843	$–	$–	$148,459,843

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Other Financial Instruments+
Futures	35,263	–	–	35,263
Total Assets	$148,495,106	$–	$–	$148,495,106

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$8,420,497	$651,244	$(218,002)	$(74,111)	$8,779,628	$115,708	$(367)	$-
Voya Intermediate Bond Fund - Class R6	13,918,526	1,514,924	(373,830)	(552,367)	14,507,253	112,746	(11,105)	-
Voya Large-Cap Growth Fund - Class R6	7,229,913	303,084	(181,316)	(42,148)	7,309,533	-	46	-
Voya MidCap Opportunities Portfolio - Class R6	5,885,927	66,955	(189,988)	(34,313)	5,728,581	-	48,730	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,292,406	110,794	(251,256)	209,316	7,361,260	-	8,373	-
Voya Multi-Manager International Equity Fund - Class I	12,984,528	138,094	(496,462)	394,982	13,021,142	-	13,703	-
Voya Multi-Manager International Factors Fund - Class I	5,748,634	139,389	(146,862)	172,803	5,913,964	-	3,031	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,767,441	66,955	(437,499)	760,464	6,157,361	-	934	-
Voya U.S. Stock Index Portfolio - Class I	50,965,887	1,774,109	(1,916,578)	3,089,429	53,912,847	-	36,899	-
	$118,213,759	$4,765,548	$(4,211,793)	$3,924,055	$122,691,569	$228,454	$100,244	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	7	06/18/21	$1,388,590	$22,287
			$1,388,590	$22,287
Short Contracts:
Mini MSCI EAFE Index	(13)	06/18/21	(1,424,800)	12,976
			$(1,424,800)	$12,976

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $117,895,136.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$30,599,970
Gross Unrealized Depreciation	–
Net Unrealized Appreciation	$30,599,970